Investment in joint ventures	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investment in joint ventures
6.	Investment in joint ventures

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Share of (loss)/profit of joint ventures, net of tax:
Y & C Engine Co., Ltd.	(8,978)	2,039	17,755	2,805
Copthorne Hotel Qingdao Co., Ltd. (i)	6,941	(4,465)	—	—
MTU Yuchai Power Co., Ltd.	—	—	(8,487)	(1,341)
Other joint ventures	(899)	(1,642)	814	129

	(2,936)	(4,068)	10,082	1,593

		31.12.2016	31.12.2017	31.12.2017
		RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd.		169,064	122,235	19,312
MTU Yuchai Power Co., Ltd.		—	66,513	10,509
Other joint ventures		7,287	7,354	1,162

		176,351	196,102	30,983

Note:

(i)

Since February 23, 2016, the investment in Copthorne Hotel Qingdao Co., Ltd had been classified as asset held for sale in view of proposed disposal. The disposal was completed on October 19, 2017. (Refer to Note 22 for details).

The Group has interests in the following joint ventures:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2016	31.12.2017
			%	%
Held by subsidiaries

Copthorne Hotel Qingdao Co., Ltd. (“Copthorne Qingdao”)	Owns and operates a hotel in Qingdao, PRC	People’s Republic of China	30.1	—

HL Heritage Sdn. Bhd.	Property development and property investment holdings	Malaysia	30.1	30.1

Shanghai Hengshan Equatorial Hotel Management Co., Ltd.	Hotel and property management	People’s Republic of China	24.6	24.6

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

Guangxi Yineng IOT Science & Technology Co., Ltd.	Design, development, management and marketing of an electronic operations management platform	People’s Republic of China	15.3	15.3

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”) (i)	Manufacture off-road diesel engines	People’s Republic of China	—	38.2

Note:

(i)	MTU Yuchai Power was incorporated on January 18, 2017. During 2017, Yuchai had invested RMB 75.0 million (US$ 11.8 million) into the joint venture.

The Group assess impairment of investments when adverse events or changes in circumstances indicate that the carrying amounts may not be recoverable. If the recoverable amount of investment is below its carrying amount, an impairment charge is recognized. The Group performs evaluation of the value of its investment using a discounted cash flows projection or fair value less cost of disposal where appropriate. The projection will be performed using historical trends as a reference and certain assumptions to project the future streams of cash flows.

In 2015, the Group performed impairment evaluation of its investments in joint ventures. As a result, the Group reversed the earlier impairment of RMB 21.9 million for Copthorne Qingdao. The reversal was made because the fair value less cost of disposal estimated in the latest independent valuation report is higher than the carrying amount and the management had obtained the consent from its joint venture partner to sell the joint venture. The Group estimated the recoverable amounts of investment in Copthorne Qingdao based on its fair value less cost of disposal. The fair value is determined using recognized valuation technique, which is discounted cash flow method. The calculations require the use of key significant unobservable inputs (fair value level 3), which are occupancy rates, room rates, discount rates and gross margins of operating hotel. With regards to the valuation of the recoverable amount of Copthorne Qingdao, management believes that no reasonably possible changes in any of the key assumptions would cause the carrying value of the joint venture to materially exceed its recoverable amount.

In 2016 and 2017, the Group performed impairment evaluation of its investments in joint ventures, no impairment was required.

The summarized financial information of the joint ventures, based on their IFRS financial statements, and reconciliation with the carrying amount of the investment in consolidated financial statements are set out below:

	31.12.2015
	Y & C	Copthorne Qingdao	Total
	RMB’000	RMB’000	RMB’000
Revenue	356,697	50,971	407,668
Depreciation and amortization	(23,453)	(12,079)	(35,532)
Interest expense	(19,612)	(8,599)	(28,211)
Loss for the year, representing total comprehensive loss for the year	(19,952)	(20,311)	(40,263)

Proportion of the Group’s ownership	45%	60%

Group’s share of loss	(8,978)	(12,187)
Depreciation arising from fair value adjustment during purchase price allocation	—	(2,804)
Reversal of cumulative impairment loss	—	21,932

Group’s share of (loss)/profit of significant joint ventures	(8,978)	6,941	(2,037)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			(899)

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year			(2,936)

	31.12.2016
	Y & C	Total
	RMB’000	RMB’000
Non-current assets	616,397	616,397
Current assets
- Cash and bank balances	99,014	99,014
- Others	215,246	215,246

Total assets	930,657	930,657

Non-current liabilities	(60,382)	(60,382)
Current liabilities
- Interest-bearing loans and borrowings	(68,800)	(68,800)
- Others	(425,777)	(425,777)

Total liabilities	(554,959)	(554,959)

Equity	375,698	375,698

Proportion of the Group’s ownership	45%

Group’s share of net assets	169,064

Carrying amount of significant joint ventures	169,064	169,064

Carrying amount of other joint ventures		7,287

Carrying amount of the investment in joint ventures		176,351

	2016
	Y & C	Copthorne Qingdao*	Total
	RMB’000	RMB’000	RMB’000
Revenue	553,878	3,674	557,552
Depreciation and amortization	(22,087)	(2,797)	(24,884)
Interest expense	(14,012)	(1,337)	(15,349)
Profit/(loss) for the year, representing total comprehensive loss for the year	4,531	(6,664)	(2,133)

Proportion of the Group’s ownership	45%	60%

Group’s share of profit/(loss)	2,039	(3,998)
Depreciation arising from fair value adjustment during purchase price allocation	—	(467)

Group’s share of profit/(loss) of significant joint ventures	2,039	(4,465)	(2,426)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			(1,642)

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year			(4,068)

*

On February 23, 2016, the investment in Copthorne Qingdao was classified as asset held for sale. Accordingly, the information presented includes the results of Copthorne Qingdao only for the period from January 1, 2016 to February 23, 2016.

	31.12.2017
	Y & C	MTU	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	734,270	32,015	766,285	121,068
Current assets
- Cash and bank balances	199,925	113,055	312,980	49,449
- Others	367,293	22,775	390,068	61,628

Total assets	1,301,488	167,845	1,469,333	232,144

Non-current liabilities	(13,543)	—	(13,543)	(2,140)
Current liabilities
- Interest-bearing loans and borrowings	(13,500)	—	(13,500)	(2,133)
- Others	(842,765)	(34,820)	(877,585)	(138,652)

Total liabilities	(869,808)	(34,820)	(904,628)	(142,925)

Equity	431,680	133,025	564,705	89,219

Proportion of the Group’s ownership	45%	50%

Group’s share of net assets	194,256	66,513
Unrealized profit on transactions with joint venture	(72,021)	—

Carrying amount of significant joint ventures	122,235	66,513	188,748	29,821

Carrying amount of other joint ventures			7,354	1,162

Carrying amount of the investment in joint ventures			196,102	30,983

	31.12.2017
	Y & C	MTU	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,331,823	—	1,331,823	210,419
Depreciation and amortization	(20,831)	(227)	(21,058)	(3,327)
Interest expense	(28,663)	(343)	(29,006)	(4,583)
Profit/(loss) for the year, representing total comprehensive income for the year	55,982	(16,973)	39,009	6,163

Proportion of the Group’s ownership	45%	50%

Group’s share of profit	25,192	(8,487)
Unrealized profit on transactions with joint venture	(7,437)	—

Group’s share of profit of significant joint ventures	17,755	(8,487)	9,268	1,464

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			814	129

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			10,082	1,593

Note:

As of December 31, 2017, the Group’s share of joint ventures’ capital commitment that are contracted but not paid was RMB 30,000 (US$4,740) (2016: RMB 10,982).

As of December 31, 2017, the Group’s share of outstanding bills receivables discounted with banks for which Y & C retained a recourse obligation totaled RMB Nil (US$Nil) (2016: RMB 1,440).

As of December 31, 2017, the Group’s share of outstanding bills receivables endorsed to suppliers for which Y & C retained a recourse obligation were RMB 23,288 (US$3,679) (2016: RMB 5,113).

Significant restrictions

The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of joint ventures are:

The Group’s share of cash and cash equivalents of RMB 67,238 (US$10,623) (2016: RMB 26,437) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.

As at December 31, 2017, the Group’s share of restricted trade receivables of RMB 6,766 (US$1,069) (2016: RMB 34,403) that were factored to large banks in China. The Group’s joint venture have obligation to the banks for its trade receivables with recourse.

As at December 31, 2017, the Group’s share of restricted cash of RMB 80,452 (US$12,711) (2016: RMB 18,119) which was used as collateral by the banks for the issuance of bills to suppliers.

As at December 31, 2017, the Group’s share of bills receivables of RMB 12,150 (US$1,920) (2016: RMB Nil) which was used as collateral by banks for the issuance of bills to suppliers.